Financial risk management and fair value estimates (Details) - ARS ($) $ in Millions	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Net monetary position (liability) /asset	$ (44,735)	$ (71,843)
Market Risk [Member] | Uruguayan Peso [Member]
Statement [Line Items]
Net monetary position (liability) /asset	$ (44,735)	$ (71,843)